Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net
Property and equipment consist of the following:

	As of December 31,
	2019	2020
Cost:
Leasehold improvements	68,987	45,020
Office equipment	36,009	31,539
Software	1,651	1,651

Total cost	106,647	78,210
Less: Accumulated depreciation	(28,153)	(40,427)
Less: Impairment loss	(6,857)	(7,709)

Property and equipment, ne t	71,637	30,074

Schedule of Depreciation Expense
Depreciation expense recognized for the years ended December 31, 2018, 2019 and 2020 are summarized as follows:

	For the years ended December 31,
	2018	2019	2020
Cost of revenues	810	4,095	5,189
Sales and marketing expenses	3,865	12,801	11,350
Research and development	894	2,729	2,837
General and administrative expenses	285	662	1,880

Total	5,854	20,287	21,256